BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Non-Recourse Borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2026				December 31, 2025
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(2)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	8.2	8	$9,327	$9,570	7.5	5	$9,310	$9,368
Wind	5.0	6	2,185	2,159	5.8	7	2,114	2,103
Solar	4.9	9	3,988	3,943	5.9	9	3,926	3,891
Total	6.9	8	$15,500	$15,672	6.9	6	$15,350	$15,362
Add: Unamortized premiums and discounts(2)			9				9
Less: Unamortized financing fees(2)			(89)				(95)
Less: Current portion			(1,284)				(2,772)
			$14,136				$12,492
(1)Includes nil (2025: $1 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.

Summary of Changes in the Company's Borrowings
The following table outlines changes in the company's borrowings as at June 30, 2026:

(MILLIONS)	As at December 31, 2025	Net cash flows from financing activities	Non-cash
			Transfer to liabilities directly associated with assets held for sale	Other(1)	As at June 30, 2026
Non-recourse borrowings	$15,264	$532	(752)	$376	$15,420
(1)Includes foreign exchange and amortization of unamortized premiums, discounts and financing fees.